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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07148
                                    --------------------------------------------


                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   3707 West Maple Road      Bloomfield Hills, Michigan              48301
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)


                               George P. Schwartz
                        Schwartz Investment Counsel, Inc.
                 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:         December 31, 2003
                            -------------------------------------------


Date of reporting period:        December 31, 2003
                            -------------------------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
   Solutions, LLC                                     Bloomfield Hills, MI 48301
   P.O. Box 46707                                           (248) 644-8500
Cincinnati, OH 45246                                      Fax (248) 644-4250
   1-888-726-0753

                                     [LOGO]
                              SCHWARTZ VALUE FUND

Dear Fellow Shareowner:

What a difference a year makes! Last year at this time, the most grisly bear market since the Great Depression was in its third year. The economy was in the doldrums, corporate layoffs were mounting, deflationary fears were running high, and the looming war in Iraq had consumers and businesses fittingly distressed. Pessimism was widespread, stock prices were depressed, and many investors were relentlessly dumping stocks. But guess what? That was precisely the wrong thing to do! The confluence of negative events had created a truly outstanding buying opportunity. As always, when prospects seem grim, the future returns from equity investments can be dazzling. That was certainly true in 2003, as a broad-based stock market rally unfolded. For the year, the Dow Jones Industrial Average rose 28.3%, the S&P 500 gained 28.7%, while the Russell 2000 advanced 47.3%. Unlike rallies of the late `90's, when just a few large-cap growth stocks spearheaded the market gains, nearly everything worked last year. More than 450 stocks in the S&P 500 recorded gains for the year, which had not occurred since the early `80s, as the Dow regained the 10,000 level. Schwartz Value Fund shareholders experienced a 39.3% gain, the Fund's best annual performance in its 20-year history.

Early last year, we accumulated positions in several excellent companies at beaten-down prices. Two such stocks were Brookstone, Inc. and Craftmade International, Inc., both financially powerful companies that sell proprietary products, have strong managements, excellent earnings growth prospects, and no debt. Importantly, both stocks were bargains in early 2003, selling at below market P-E multiples. During 2003, these stocks were among the best performers in the Fund. Brookstone appreciated 123% and Craftmade was up 73%.

As the year unfolded and equity markets blazed upward, pessimism and fear were replaced by hope and optimism. With an improving economic outlook, the year ended with investors more confident and stock prices higher. This brings to mind a poorly understood truism about common stocks. Most investors have an irrational attitude toward stocks - the more expensive stocks get, the more investors want to buy them. Stocks are often erroneously perceived to be safer and more attractive for purchase after they've increased a great deal in price. Most investors don't realize that there is a very direct relationship between the price paid for an investment and its future rate of return. The higher the price paid, the lower the rate of return will be in the future. Currently, most stock valuations are not deeply depressed. As such, outsized gains like 2003's will be harder to come by in 2004, based solely on today's higher prices. However, 2004 could still be a very good year. You almost couldn't write a better script for a recovery than that which is unfolding in the U.S. economy. There is little doubt powerful momentum is building. GDP growth should approximate a healthy 4% to 5% in 2004. Consumers should remain amply liquid due to more tax refunds in the first half, an improving job market, rising personal incomes and low interest rates. In addition, after a three-year coma, the manufacturing sector is showing signs of life. A resurgence in capital spending to replace outdated equipment and restore depleted inventories is occurring. Meanwhile, corporate profits continue to accelerate at a 15 to 20% rate driven by astonishing productivity gains and strong operating leverage. Flush with cash, corporations are making capital investments, paying down debt, boosting payrolls, and using excess cash flow to raise dividends and repurchase shares.

In managing the portfolio, one investment theme we are emphasizing currently is to buy leading companies with bulletproof balance sheets, exceptional quality, that are cash rich and are paying dividends. Part of President Bush's economic stimulus package last year lowered the tax rate on corporate dividends to 15%. As a result, many companies initiated a dividend or raised their payouts. Ironically, dividend-paying stocks underperformed non-dividend payers last year. The 370 stocks in the S&P 500 that paid dividends in 2003 gained an average of 33.5% vs. a 61.7% average gain for the non-payers. This has set the stage for the dividend-paying stocks to catch up and therefore outperform in 2004. Current Fund holdings that have attractive dividend yields, besides significant appreciation potential, include Comerica, Inc., H&R Block, Inc., and Washington Real Estate Investment Trust.

The year-end distribution of $2.2950 per share was composed of $2.1739 per share of long-term capital gains and $0.1211 per share of short-term capital gains, and was paid on December 31, 2003. The Fund finished the year with a net asset value of $25.84 per share.


                                        Best Regards,

                                        SCHWARTZ VALUE FUND

                                        /s/ George P. Schwartz

                                        George P. Schwartz, CFA
                                        President

January 31, 2004

SCHWARTZ VALUE FUND
PERFORMANCE (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
              IN THE SCHWARTZ VALUE FUND AND THE RUSSELL 2000 INDEX

                               [GRAPHIC OMITTED]

SCHWARTZ VALUE FUND:      RUSSELL 2000 INDEX:
--------------------      -------------------


DATE         BALANCE      DATE         BALANCE
----         -------      ----         -------
12/31/93   $ 10,000       12/31/93   $ 10,000
12/31/94      9,323       12/31/94      9,682
12/31/95     10,897       12/31/95     12,220
12/31/96     12,888       12/31/96     14,023
12/31/97     16,501       12/31/97     16,901
12/31/98     14,789       12/31/98     16,318
12/31/99     14,426       12/31/99     19,516
12/31/00     15,763       12/31/00     18,927
12/31/01     20,190       12/31/01     19,398
12/31/02     17,180       12/31/02     15,425
12/31/03     23,928       12/31/03     22,713

Past performance is not predictive of future performance.

-----------------------------------------------
             Schwartz Value Fund
       Average Annual Total Returns(a)

    1 Year           5 Years          10 Years
    ------           -------          --------
    38.28%(b)        10.10%            9.12%
-----------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)  The return shown reflects a 1% contingent deferred sales load.

SCHWARTZ VALUE FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================================================
              SCHWARTZ      RUSSELL      RUSSELL      RUSSELL                                          CONSUMER
                VALUE         2000     2000 VALUE   2000 GROWTH    NASDAQ     VALUE LINE    S&P 500      PRICE
               FUND(a)       INDEX       INDEX        INDEX     COMPOSITE(b)  COMPOSITE(b)   INDEX       INDEX
----------------------------------------------------------------------------------------------------------------
1984            11.1%        -7.3%         2.3%       -15.8%       -11.2%        -8.4%         6.1%        4.3%
1985            21.7%        31.1%        31.0%        31.0%        31.4%        20.7%        31.6%        3.5%
1986            16.4%         5.7%         7.4%         3.6%         7.4%         5.0%        18.7%        1.1%
1987            -0.6%        -8.8%        -7.1%       -10.5%        -5.3%       -10.6%         5.3%        4.4%
1988            23.1%        24.9%        29.5%        20.4%        15.4%        15.4%        16.8%        4.4%
1989             8.3%        16.2%        12.4%        20.2%        19.3%        11.2%        31.6%        4.6%
1990            -5.3%       -19.5%       -21.8%       -17.4%       -17.8%       -24.3%        -3.2%        6.1%
1991            32.0%        46.1%        41.7%        51.2%        56.8%        27.2%        30.4%        3.1%
1992            22.7%        18.4%        29.1%         7.8%        15.5%         7.0%         7.6%        2.9%
1993            20.5%        18.9%        23.8%        13.4%        14.7%        10.7%        10.1%        2.7%
1994            -6.8%        -1.8%        -1.6%        -2.4%        -3.2%        -6.0%         1.3%        2.7%
1995            16.9%        28.4%        25.8%        31.0%        39.9%        19.3%        37.5%        2.6%
1996            18.3%        16.5%        21.4%        11.3%        22.7%        13.4%        22.9%        3.3%
1997            28.0%        22.4%        31.8%        13.0%        21.6%        21.1%        33.4%        1.7%
1998           -10.4%        -2.5%        -6.5%         1.2%        39.6%        -3.8%        28.6%        1.5%
1999            -2.5%        21.3%        -1.5%        43.1%        85.6%        -1.4%        21.0%        2.7%
2000             9.3%        -3.0%        22.8%       -22.4%       -39.3%        -8.7%        -9.1%        3.4%
2001            28.1%         2.5%        14.0%        -9.2%       -21.0%        -6.1%       -11.9%        1.6%
2002           -14.9%       -20.5%       -11.4%       -30.3%       -31.6%       -28.6%       -22.1%        2.4%
2003            39.3%        47.3%        46.0%        48.5%        50.0%        37.4%        28.7%        1.9%

AVERAGE ANNUAL TOTAL RETURNS - AS OF DECEMBER 31, 2003
================================================================================================================
              SCHWARTZ      RUSSELL      RUSSELL      RUSSELL                                          CONSUMER
                VALUE         2000     2000 VALUE   2000 GROWTH    NASDAQ     VALUE LINE    S&P 500      PRICE
               FUND(a)       INDEX       INDEX        INDEX     COMPOSITE(b)  COMPOSITE(b)   INDEX       INDEX
----------------------------------------------------------------------------------------------------------------
3 Years         14.9%         6.3%        13.8%        -2.0%        -6.7%        -2.7%        -4.1%        2.0%
5 Years         10.1%         7.1%        12.3%         0.9%        -1.8%        -3.7%        -0.6%        2.4%
10 Years         9.1%         9.5%        12.7%         5.4%         9.9%         2.1%        11.1%        2.4%
20 Years        11.8%        10.2%        12.9%         7.0%        10.4%         3.2%        13.0%        3.0%

(a) Schwartz Value Fund's performance combines the performance of the Fund, since its commencement of operations as a registered investment company on July 20, 1993, and the performance of RCM Partners Limited Partnership for periods prior thereto.

(b)  Excluding dividends

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
    SHARES       COMPANY                                               VALUE
--------------------------------------------------------------------------------
    50,000       H&R Block, Inc. ............................      $  2,768,500
   180,000       Concord EFS, Inc. ..........................         2,671,200
    45,000       Comerica, Inc. .............................         2,522,700
    42,000       MBIA, Inc. .................................         2,487,660
    65,000       Jones Apparel Group, Inc. ..................         2,289,950
    20,000       Pulte Homes, Inc. ..........................         1,872,400
    70,000       Ross Stores, Inc. ..........................         1,850,100
    67,800       Craftmade International, Inc. ..............         1,779,072
   100,000       Maxwell Shoe Company, Inc. .................         1,697,000
    70,000       National Dentex Corporation ................         1,680,000

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003
================================================================================
    SHARES         COMMON STOCKS -- 95.3%                               VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 3.3%
    10,000     Esterline Technologies Corporation* ............    $    266,700
     7,500     General Dynamics Corporation ...................         677,925
    15,000     Harris Corporation .............................         569,250
    15,000     Rockwell Collins, Inc. .........................         450,450
                                                                   ------------
                                                                      1,964,325
                                                                   ------------
               APPAREL & TEXTILES-- 4.2%
    65,000     Jones Apparel Group, Inc. ......................       2,289,950
     8,000     K-Swiss, Inc. - Class A ........................         192,480
                                                                   ------------
                                                                      2,482,430
                                                                   ------------
               BUILDING MATERIALS & CONSTRUCTION-- 5.0%
    85,000     Champion Enterprises, Inc.* ....................         595,000
    50,000     Fleetwood Enterprises, Inc.* ...................         513,000
    20,000     Pulte Homes, Inc. ..............................       1,872,400
                                                                   ------------
                                                                      2,980,400
                                                                   ------------
               BUSINESS & INDUSTRIAL PRODUCTS-- 0.8%
    15,000     Genuine Parts Company ..........................         498,000
                                                                   ------------

               BUSINESS SERVICES-- 8.7%
    17,500     Automatic Data Processing, Inc. ................         693,175
   180,000     Concord EFS, Inc.* .............................       2,671,200
     5,000     Convergys Corporation * ........................          87,300
     5,000     First Data Corporation .........................         205,450
     3,750     Kronos, Inc.* ..................................         148,538
    55,000     Neogen Corporation* ............................       1,362,350
                                                                   ------------
                                                                      5,168,013
                                                                   ------------
               COMMUNICATION EQUIPMENT & SERVICES-- 1.5%
    60,000     Hector Communications Corporation* .............         841,200
     5,000     Universal Electronics, Inc.* ...................          63,700
                                                                   ------------
                                                                        904,900
                                                                   ------------
               CONSUMER PRODUCTS-- DURABLES-- 4.8%
    67,800     Craftmade International, Inc. ..................       1,779,072
     5,000     Ethan Allen Interiors, Inc. ....................         209,400
     7,500     Furniture Brands International, Inc. ...........         219,975
    30,000     Leggett & Platt, Inc. ..........................         648,900
                                                                   ------------
                                                                      2,857,347
                                                                   ------------
               CONSUMER PRODUCTS-- NONDURABLES-- 7.4%
     5,000     Chattem, Inc.* .................................          89,500
    10,000     Coach, Inc.* ...................................         377,500
     4,000     Fortune Brands, Inc. ...........................         285,960
   100,000     Maxwell Shoe Company, Inc.* ....................       1,697,000
   100,000     Velcro Industries N.V ..........................       1,225,000
    22,500     Weyco Group, Inc. ..............................         757,103
                                                                   ------------
                                                                      4,432,063
                                                                   ------------

================================================================================
    SHARES     COMMON STOCKS -- 95.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               EDUCATION -- 0.6%
    50,000     Nobel Learning Communities, Inc.* ..............    $    269,000
     1,000     Strayer Education, Inc. ........................         108,830
                                                                   ------------
                                                                        377,830
                                                                   ------------
               ELECTRONICS -- 0.9%
    55,125     Sparton Corporation* ...........................         554,006
                                                                   ------------

               ENERGY & MINING-- 7.0%
    50,000     Diamond Offshore Drilling, Inc. ................       1,025,500
   125,000     Input/Output, Inc.* ............................         563,750
    30,000     Patterson-UTI Energy, Inc.* ....................         987,600
    13,500     Prima Energy Corporation * .....................         474,660
    40,000     XTO Energy, Inc. ...............................       1,132,000
                                                                   ------------
                                                                      4,183,510
                                                                   ------------
               ENVIRONMENTAL SERVICES-- 1.0%
    50,000     Layne Christensen Company* .....................         587,500
                                                                   ------------

               FINANCE-- BANKS & THRIFTS-- 5.7%
    45,000     Comerica, Inc. .................................       2,522,700
    30,000     Synovus Financial Corporation ..................         867,600
                                                                   ------------
                                                                      3,390,300
                                                                   ------------
               FINANCE-- INSURANCE-- 5.9%
    42,000     MBIA, Inc. .....................................       2,487,660
   182,700     Unico American Corporation .....................       1,019,466
                                                                   ------------
                                                                      3,507,126
                                                                   ------------
               FINANCE-- MISCELLANEOUS-- 5.1%
    50,000     H&R Block, Inc. ................................       2,768,500
    15,000     Investment Technology Group, Inc.* .............         242,250
                                                                   ------------
                                                                      3,010,750
                                                                   ------------
               HEALTHCARE -- 7.2%
    20,000     Manor Care, Inc. ...............................         691,400
    70,000     National Dentex Corporation* ...................       1,680,000
    10,000     NDCHealth Corporation ..........................         256,200
    30,000     STERIS Corporation* ............................         678,000
    75,000     Theragenics Corporation* .......................         410,250
    17,500     Waters Corporation* ............................         580,300
                                                                   ------------
                                                                      4,296,150
                                                                   ------------
               HOLDING COMPANIES-- 1.2%
    45,000     PICO Holdings, Inc.* ...........................         705,150
                                                                   ------------

               INDUSTRIAL PRODUCTS & SERVICES-- 6.0%
    39,200     Balchem Corporation ............................         893,760
    10,000     Dover Corporation ..............................         397,500
     7,500     Graco, Inc. ....................................         300,750
    35,000     Maritrans, Inc. ................................         584,850
    15,000     Simpson Manufacturing Company, Inc. * ..........         762,900
    20,000     Snap-on, Inc. ..................................         644,800
                                                                   ------------
                                                                      3,584,560
                                                                   ------------

================================================================================
    SHARES     COMMON STOCKS -- 95.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               LEISURE & ENTERTAINMENT-- 1.0%
    25,000     Monaco Coach Corporation* ......................    $    595,000
                                                                   ------------

               MISCELLANEOUS -- 0.2%
     5,000     Matthews International Corporation .............         147,950
                                                                   ------------

               PRINTING & PUBLISHING-- 2.2%
    18,750     Courier Corporation ............................         721,331
    20,000     ProQuest Company* ..............................         589,000
                                                                   ------------
                                                                      1,310,331
                                                                   ------------
               REAL ESTATE-- 3.8%
    50,000     Arlington Hospitality, Inc.* ...................         188,000
    25,000     Health Care Property Investors, Inc. ...........       1,270,000
    16,499     I. Gordon Realty Corporation* ..................         199,019
    20,000     Washington Real Estate Investment Trust ........         584,000
                                                                   ------------
                                                                      2,241,019
                                                                   ------------
               RETAIL -- 11.4%
    50,000     Brookstone, Inc. * .............................       1,065,500
    40,000     Darden Restaurants, Inc. .......................         841,600
    15,000     Dollar Tree Stores, Inc.* ......................         450,900
    30,000     Hibbett Sporting Goods, Inc.* ..................         894,000
    10,000     Hot Topic, Inc.* ...............................         294,600
    70,000     Ross Stores, Inc. ..............................       1,850,100
    30,000     Ryan's Family Steak Houses, Inc.* ..............         454,200
     7,500     Sears, Roebuck and Company .....................         341,175
    15,000     Tractor Supply Company* ........................         583,350
                                                                   ------------
                                                                      6,775,425
                                                                   ------------
               TECHNOLOGY -- 0.4%
     5,000     ScanSource, Inc.* ..............................         228,100
                                                                   ------------

               TOTAL COMMON STOCK (Cost $41,022,873) ..........    $ 56,782,185
                                                                   ------------

================================================================================
    SHARES     PREFERRED STOCKS -- 0.1%                                VALUE
--------------------------------------------------------------------------------
       500     Andrew Corporation, 7.75%, convertible
               until 02/15/14 (Cost $21,756) ..................    $     62,510
                                                                   ------------

================================================================================
    SHARES     OPEN-END FUNDS-- 0.0%                                   VALUE
--------------------------------------------------------------------------------
        40     Sequoia Fund (Cost $5,027) .....................    $      5,963
                                                                   ------------

================================================================================
FACE AMOUNT    REPURCHASE AGREEMENTS (1)-- 6.8%                        VALUE
--------------------------------------------------------------------------------
$4,052,148     Fifth Third Bank, 0.50%, dated 12/31/03,
                 due 01/02/04, repurchase proceeds:
                 $4,052,261 (Cost $4,052,148) .................    $  4,052,148
                                                                   ------------

               TOTAL INVESTMENTS-- 102.2% (Cost $45,101,804) ..    $ 60,902,806

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.2%) .      (1,310,917)
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $ 59,591,889
                                                                   ============

*    Non-income producing security.

(1)   Repurchase   agreements  are  fully   collateralized  by  U.S.  Government
      obligations.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
================================================================================
ASSETS
Investments, at value (cost of $45,101,804) (Note 1) .........     $ 60,902,806
Cash .........................................................              538
Receivable for capital shares sold ...........................              472
Dividends and interest receivable ............................          108,020
Other assets .................................................           14,061
                                                                   ------------
   TOTAL ASSETS ..............................................       61,025,897
                                                                   ------------

LIABILITIES
Distributions payable ........................................          545,023
Payable for capital shares redeemed ..........................          223,207
Payable for investment securities purchased ..................          420,192
Accrued investment advisory fees (Note 2) ....................          215,829
Payable to affiliate (Note 2) ................................            7,400
Other accrued expenses and liabilities .......................           22,357
                                                                   ------------
   TOTAL LIABILITIES .........................................        1,434,008
                                                                   ------------

NET ASSETS ...................................................     $ 59,591,889
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ..............................................     $ 44,093,383
Distributions in excess of net
realized gains from security transactions ....................         (302,496)
Net unrealized appreciation on investments ...................       15,801,002
                                                                   ------------
NET ASSETS ...................................................     $ 59,591,889
                                                                   ============

Shares of beneficial interest outstanding
  (unlimited number of  shares authorized, no par value) .....        2,306,474
                                                                   ============

Net asset value and offering price per share(a) ..............     $      25.84
                                                                   ============

(a)  Redemption price varies based on length of time held (Note 1).

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003
================================================================================
INVESTMENT INCOME
   Dividends ...............................................       $    561,038
   Interest ................................................             15,857
                                                                   ------------
      TOTAL INCOME .........................................            576,895
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 2) .......................            743,893
   Administration, accounting and
   transfer agent fees (Note 2) ............................             74,225
   Trustees' fees and expenses .............................             32,083
   Legal and audit fees ....................................             24,782
   Registration fees .......................................             19,504
   Custodian fees ..........................................             11,276
   Reports to shareholders .................................             10,836
   Postage and supplies ....................................             10,548
   Insurance expense .......................................              9,965
   Other expenses ..........................................              2,390
                                                                   ------------
      TOTAL EXPENSES .......................................            939,502
                                                                   ------------

NET INVESTMENT LOSS ........................................           (362,607)
                                                                   ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ...........          5,874,835
   Net change in unrealized
     appreciation/(depreciation) on investments ............         11,448,186
                                                                   ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...........         17,323,021
                                                                   ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .................       $ 16,960,414
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================
                                                         YEAR ENDED       YEAR ENDED
                                                         DECEMBER 31,     DECEMBER 31,
                                                             2003             2002
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ..............................    $   (362,607)    $   (464,193)
   Net realized gains/(losses) from
     security transactions ..........................       5,874,835         (883,882)
   Net change in unrealized
     appreciation/(depreciation) on investments .....      11,448,186       (6,787,710)
                                                         ------------     ------------
Net increase/(decrease) in net assets from operations      16,960,414       (8,135,785)
                                                         ------------     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ...........      (4,924,240)              --
                                                         ------------     ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................      19,614,500       41,596,948
   Reinvestment of distributions to shareholders ....       4,379,217               --
   Payments for shares redeemed .....................     (20,699,160)     (39,231,453)
                                                         ------------     ------------
Net increase in net assets from
  capital share transactions ........................       3,294,557        2,365,495
                                                         ------------     ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS .............      15,330,731       (5,770,290)

NET ASSETS
   Beginning of year ................................      44,261,158       50,031,448
                                                         ------------     ------------
   End of year ......................................    $ 59,591,889     $ 44,261,158
                                                         ============     ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................         880,141        1,802,341
   Shares issued in reinvestment of
   distributions to shareholders ....................         169,474               --
   Shares redeemed ..................................        (934,379)      (1,718,185)
                                                         ------------     ------------
   Net increase in shares outstanding ...............         115,236           84,156
   Shares outstanding, beginning of year ............       2,191,238        2,107,082
                                                         ------------     ------------
   Shares outstanding, end of year ..................       2,306,474        2,191,238
                                                         ============     ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
================================================================================================================================
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,        DEC. 31,
                                                         2003            2002            2001            2000            1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .............    $    20.20      $    23.74      $    20.62      $    19.74      $    21.50
                                                      ----------      ----------      ----------      ----------      ----------

Income/(loss) from investment operations:
   Net investment loss ...........................         (0.16)          (0.21)          (0.12)          (0.01)          (0.15)
   Net realized and unrealized
      gains/(losses) on investments ..............          8.10           (3.33)           5.91            1.84           (0.38)
                                                      ----------      ----------      ----------      ----------      ----------
Total from investment operations .................          7.94           (3.54)           5.79            1.83           (0.53)
                                                      ----------      ----------      ----------      ----------      ----------

Less distributions:
   From net realized gains on investments ........         (2.30)             --           (2.67)          (0.92)          (1.05)
   In excess of net realized gains on investments             --              --           (0.00)          (0.03)          (0.18)
                                                      ----------      ----------      ----------      ----------      ----------
Total distributions ..............................         (2.30)             --           (2.67)          (0.95)          (1.23)
                                                      ----------      ----------      ----------      ----------      ----------

Net asset value at end of year ...................    $    25.84      $    20.20      $    23.74      $    20.62      $    19.74
                                                      ==========      ==========      ==========      ==========      ==========

Total return .....................................         39.3%          (14.9)%          28.1%            9.3%           (2.5)%
                                                      ==========      ==========      ==========      ==========      ==========

Ratios/Supplementary Data:

Net assets at end of year (000's) ................    $   59,592      $   44,261      $   50,031      $   35,949      $   41,672
                                                      ==========      ==========      ==========      ==========      ==========

Ratio of expenses to average net assets ..........         1.89%           1.95%           2.04%           2.10%           2.05%

Ratio of net investment loss to average net assets        (0.73)%         (0.98)%         (0.62)%         (0.06)%         (0.61)%

Portfolio turnover rate ..........................           74%            103%            103%             70%             59%


See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

     (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     For the year ended December 31, 2003, the Fund reclassified its net investment loss of $362,607 against distributions in excess of net realized gains from security transactions on the Statement of Assets and
     Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

================================================================================
     The tax character of distributable earnings at December 31, 2003 was as follows:

          Undistributed gains ........................    $         36
          Unrealized appreciation ....................      15,498,470
                                                          ------------
          Total distributable earnings ...............    $ 15,498,506
                                                          ============

     For federal income tax purposes, the cost of portfolio investments amounted to $45,404,336 at December 31, 2003. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

          Gross unrealized appreciation ..............    $ 15,877,016
          Gross unrealized depreciation ..............        (378,546)
                                                          ------------
          Net unrealized appreciation ................    $ 15,498,470
                                                          ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

     (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

                                         Long-Term     Long-Term
                            Ordinary      Capital       Capital        Total
     Year Ended              Income     Gains (20%)   Gains (15%)  Distributions
     ---------------------------------------------------------------------------
     December 31, 2003    $  259,837    $1,008,267    $3,656,136    $4,924,240
     December 31, 2002    $       --    $       --    $       --    $       --

     (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Fund are officers of the Adviser, or of Schwartz Fund Distributors, Inc. (the Distributor), the Fund's principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of its average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

The Distributor serves as the principal underwriter for the distribution of shares of the Fund. During the year ended December 31, 2003, the Distributor collected $2,998 in contingent deferred sales loads on redemptions of Fund shares.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000.

3.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2003, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $35,190,084 and $39,643,563, respectively.

SCHWARTZ VALUE FUND
INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Trustees of Schwartz Value Fund:

We have audited the accompanying statement of assets and liabilities of Schwartz Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Schwartz Value Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

February 16, 2004
Chicago, Illinois

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                                                        Length of
        Trustee                                 Address                         Age     Position Held with the Trust    Time Served
------------------------------------------------------------------------------------------------------------------------------------
 *Gregory J. Schwartz           3707 W. Maple Road, Bloomfield Hills, MI        62      Chairman of the Board/Trustee   Since 1993
 *George P. Schwartz, CFA       3707 W. Maple Road, Bloomfield Hills, MI        59      President/Trustee               Since 1993
  Peter F. Barry                3707 W. Maple Road, Bloomfield Hills, MI        76      Trustee                         Since 2004
  Donald J. Dawson, Jr.         333 W. Seventh Street, Royal Oak, MI            56      Trustee                         Since 1993
  Fred A. Erb                   800 Old North Woodward, Birmingham, MI          80      Trustee                         Since 1994
**Bowie K. Kuhn                 136 Teal Pointe Lane, Ponta Vedra Beach, FL     77      Trustee                         Since 2001
  John J. McHale                2014 Royal Fern Court, Palm City, FL            82      Trustee Emeritus                Since 1993
  Sidney F. McKenna             1173 Banbury Circle, Bloomfield Hills, MI       81      Trustee                         Since 1993
 *Richard L. Platte, Jr., CFA   3707 W. Maple Road, Bloomfield Hills, MI        52      Vice President and Secretary    Since 1993
 *Timothy S. Schwartz           3707 W. Maple Road, Bloomfield Hills, MI        32      Treasurer                       Since 2000

* Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of
Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers, and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

** Bowie K. Kuhn is an "interested person" of the Trust by virtue of his membership on the Catholic Advisory Board, a committee of individuals whose responsibilities relate to the Ave Maria Mutual Funds, which are other series of the Trust.

Each Trustee oversees four portfolios of the Trust: the Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Schwartz Investment Counsel, Inc., the Fund's investment adviser.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Fund.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is the Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company) and Chairman of D.I.Y. Home Warehouse (a retail building supplies company).

Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

John J. McHale is retired as the President of the Montreal Expos (a major league baseball team).

================================================================================
Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President, Secretary and Treasurer of Schwartz Investment Counsel, Inc.

Timothy S. Schwartz is Vice President of Schwartz Investment Counsel, Inc.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-726-0753.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2003. On December 31, 2003, the Fund declared and paid a short-term capital gain distribution of $0.1211 per share and a long-term capital gain distribution of $2.1739 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, 100% of the short-term capital gain distribution of $0.1211 per share and $1.703986 per share of the long-term capital gain distribution of $2.1739 may be subject to a maximum tax rate of 15%. As required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2003 calendar year early in 2004.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS OF
SCHWARTZ INVESTMENT TRUST
JANUARY 16, 2004 (UNAUDITED)
================================================================================
On January 16, 2004, a Special Meeting of Shareholders of the Schwartz Investment Trust (the Trust), which includes the Fund, was held (1) to elect seven Trustees, and (2) to ratify the selection of Deloitte & Touche LLP as the Trust's independent public accountants. The total number of shares of the Trust present in person or by proxy represented 87.74% of the shares entitled to vote at the meeting. All nominees for Trustee were elected and Deloitte & Touche was ratified as independent public accountants.

The results of the voting to elect the nominees for Trustee were as follows:

--------------------------------------------------------------------------------
                                                    NUMBER OF SHARES
--------------------------------------------------------------------------------
                                                                 WITHHOLD
NOMINEE                                        AFFIRMATIVE       AUTHORITY
--------------------------------------------------------------------------------
Donald J. Dawson, Jr ...............            15,391,924         4,281
Bowie K. Kuhn ......................            15,392,656         3,549
Sidney F. McKenna ..................            15,390,600         5,605
George P. Schwartz .................            15,392,698         3,507
Fred A. Erb ........................            15,390,747         5,458
Peter F. Barry .....................            15,390,701         5,504
Gregory J. Schwartz ................            15,388,457         7,748
--------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS OF
SCHWARTZ INVESTMENT TRUST (CONTINUED)
--------------------------------------------------------------------------------
The results of the voting for or against the ratification of Deloitte & Touche as independent public accountants were as follows:

                                NUMBER OF SHARES
                  -------------------------------------------
                     FOR            AGAINST           ABSTAIN
                  -------------------------------------------
                  15,374,906         6,319             14,980
                  -------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-726-0753, or on the Securities and Exchange Commissions website at http://www.sec.gov.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund ("SVF") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. SVF attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. SVF purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in SVF investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that SVF can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

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

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                    SCHWARTZ
                                   VALUE FUND

                                   a series of

                                    SCHWARTZ
                                   INVESTMENT
                                     TRUST

                                     [LOGO]

                                 ANNUAL REPORT
                               for the year ended
                               DECEMBER 31, 2003

                              Ticker Symbol: RCMFX


SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale, Emeritus
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

PRIMARY SELLING AGENT
GREGORY J. SCHWARTZ & CO., INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
180 N. Stetson Ave
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
   Solutions, LLC                                     Bloomfield Hills, MI 48301
   P.O. Box 46707                                           (248) 644-8500
Cincinnati, OH 45246                                      Fax (248) 644-4250
   1-888-726-9331

                                     [LOGO]
                             Ave Maria Mutual Funds

Dear Shareowners of:

   Ave Maria Catholic Values Fund (AVEMX)
   Ave Maria Growth Fund (AVEGX)
   Ave Maria Bond Fund (AVEFX)

One of my college professors said many years ago, "The U.S. economy is amazingly resilient." I never realized how right he was until recently. When one looks back over the past few years and totals up the devastating shocks this economy has been through, it truly is astonishing - the stock market collapse following the tech bubble of the `90s, September 11, two wars, corporate accounting frauds, crooked investment bankers, and a major mutual fund scandal. Through it all, consumers remained confident, productivity skyrocketed and corporate profits roared back with a vengeance. With capital expenditures and employment now rising again, the U.S. economy appears to be hitting on all eight cylinders and leading a synchronized global recovery. All with almost no inflation. My college professor was right - the U.S. economy is amazingly resilient.

Amidst the collapsing equity markets of early 2001, a group of Catholic laymen led by Bowie Kuhn and Tom Monaghan set out to start a Catholic mutual fund. This fund, to become known as Ave Maria Catholic Values Fund, was geared to Catholics who were fed up with mutual funds that regularly invested in companies that support abortion. This group felt that for too long, Catholics had left capitalism to the secularists and hedonists. I was greatly honored when Schwartz Investment Counsel, Inc. was selected to manage the Fund which, since its May 1, 2001 launch, has become the largest and fastest growing Catholic mutual fund in the country. On May 1, 2003, exactly two years after starting the Ave Maria Catholic Values Fund (AVEMX), we launched our second and third Catholic funds - the Ave Maria Growth Fund (AVEGX) and the Ave Maria Bond Fund (AVEFX).

All three funds screen out companies that our Catholic Advisory Board has determined violate core teachings of the Roman Catholic Church. As you may know, our Catholic Advisory Board has made abortion the number one issue for us to screen out in managing the three Funds. Eliminated from consideration for the portfolios are all companies that support the culture of death, either directly or through contributions to Planned Parenthood. Also screened out are producers and distributors of pornography, and companies which offer their employees non-marital partner benefits. After eliminating the offenders (approximately 400 public companies), we are still left with thousands of issues from which to choose in assembling the three investment portfolios.

Our pro-life and pro-family message really seems to be resonating with Catholics across the country. Over 1,700 investors (not all Catholics) from 48 states have over $190 million invested in the Ave Maria Mutual Funds. The Funds are managed for investors with long term investment goals. The above average investment performance of the Funds so far has been gratifying. Some say we've been blessed. Be that as it may, the only promise I can make about the future is that my staff and I will do our best to adhere to the moral principles outlined while striving to achieve desirable investment results.

Thanks for placing your trust in us.  We won't let you down.

                               With best wishes,

                             /s/ George P. Schwartz

                            George P. Schwartz, CFA
                                   President

January 31, 2004

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================

        Ave Maria Catholic Values Fund:
            Portfolio Manager Commentary............................   1
            Performance ............................................   3
            Ten Largest Equity Holdings.............................   4
            Schedule of Investments ................................   5

        Ave Maria Growth Fund:
            Portfolio Manager Commentary ...........................   9
            Performance ............................................  10
            Ten Largest Equity Holdings.............................  11
            Schedule of Investments.................................  12

        Ave Maria Bond Fund:
            Portfolio Manager Commentary............................  14
            Performance.............................................  15
            Ten Largest Holdings ...................................  16
            Schedule of Investments.................................  17

        Statements of Assets and Liabilities........................  19

        Statements of Operations....................................  20

        Statements of Changes in Net Assets:
            Ave Maria Catholic Values Fund..........................  21
            Ave Maria Growth Fund ..................................  22
            Ave Maria Bond Fund.....................................  23

        Financial Highlights:
            Ave Maria Catholic Values Fund..........................  24
            Ave Maria Growth Fund ..................................  25
            Ave Maria Bond Fund - Class I...........................  26
            Ave Maria Bond Fund - Class R...........................  27

        Notes to Financial Statements...............................  28

        Independent Auditors' Report................................  33

        Board of Trustees and Executive Officers....................  34

        Catholic Advisory Board.....................................  35

        Federal Tax Information.....................................  36

        Results of Special Meeting of Shareholders..................  36

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareowner:

In 2003, the Ave Maria Catholic Values Fund (AVEMX) continued to produce above-market returns. For the year, the Fund returned 35.6% vs. 28.7% for the S&P 500. Since the inception of the Fund on May 1, 2001 the Fund's investment performance has been noteworthy. The comparison to the S&P 400 Mid-Cap index is increasingly relevant, since about half of the Fund's assets are invested in that segment of the market.

                                     Since 5-01-01 Inception
                                        Through 12-31-03
                                    --------------------------
                                          Total Return
                                    --------------------------
                                    Cumulative      Annualized
                  AVEMX                28.7%            9.9%
                  S&P 500              -8.3%           -3.2%
                  S&P 400 Mid-Cap      15.4%            5.5%

This favorable investment performance is the result of the solid execution of our disciplined, value-oriented investment philosophy. It would not be reasonable to assume that this portfolio will consistently outperform the market so decisively.

The outlook for stocks in general remains positive. Many of the same factors that shaped our bullish opinion last year should continue to provide a favorable backdrop for the markets in 2004: low inflation and interest rates, improving corporate profits, and favorable tax policies. Signs of economic recovery are apparent not only in the U.S., but internationally as well.

The portfolio is composed of attractively priced stocks that do not violate the core teachings of the Catholic Church. Our focus on high-quality companies with solid balance sheets, strong cash flow and good growth prospects has led to recent purchases of Harley Davidson, Inc., First Data Corporation, and North Fork Bancorporation, Inc. Positions have been increased in the healthcare sector including Steris Corporation, Lincare Holdings, Inc., and Baxter International, Inc. XTO Energy, Inc. and Patterson - UTI Energy, Inc. were purchased due to the favorable long-term outlook for natural gas. Eliminated were Toys R Us at a substantial profit and First Health Group Corporation at a small loss, as a result of both companies losing their competitive edge.

During 2003, we eliminated four stocks from the Fund when they became violators of our Catholic screens: H&R Block, Inc., Northrop Grumman, Sears Roebuck & Co., and SunTrust Banks. Each began offering non-marital partner benefits to their employees, undermining the sacrament of marriage. In January 2004, Eli Lilly & Company was sold for the same reason. In each case, we wrote to the Board of Directors to tell them why we sold their stock and asked them to reverse their policy, to no avail. Perhaps someday our Catholic Fund will be big enough to get corporate boards' attention.

In the case of the aforementioned Harley Davidson, we actually sold the stock during the year, when we were misinformed about the company offering non-marital partner benefits to their employees. After writing to the Board of Directors, we received a call from the head of the company's legal department informing us that the company did not offer such "benefits" and indeed the company was a strong supporter of the sanctity of marriage. Since we as portfolio managers continued to believe Harley Davidson, Inc. was a good investment, we immediately repurchased a sizeable block of stock for the Fund. It's worth emphasizing that the investment professionals at Schwartz

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================
Investment Counsel, Inc. are analysts and portfolio managers, not theologians nor experts on Catholic Church doctrine. Although many of us are Catholics, we rely on and are blessed to have the advice of the Catholic Advisory Board in screening out certain types of companies.

During 2003, Schwartz Investment Counsel, Inc. was fortunate to hire Gregory R. Heilman, CFA as Senior Vice President and Co-Portfolio Manager of the AVEMX. A veteran analyst and portfolio manager, Greg has made an immediate positive contribution to the firm and especially in management of this Fund.

Thanks for being a shareowner in 2003. It's a privilege to be managing the Fund for you.

Sincerely,

/s/ George P. Schwartz     /s/ Gregory R. Heilman

George P. Schwartz, CFA    Gregory R. Heilman, CFA
Co-Portfolio Manager       Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
PERFORMANCE (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA CATHOLIC VALUES FUND, THE S&P 500 INDEX,
                          AND THE S&P 400 MID CAP INDEX

                               [GRAPHIC OMITTED]

AVE MARIA
CATHOLIC VALUES FUND      S&P 500 INDEX:            S&P 400 MID CAP INDEX
--------------------      --------------            ---------------------

DATE         BALANCE      DATE         BALANCE      DATE         BALANCE
----         -------      ----         -------      ----         -------

05/01/01   $ 10,000       05/01/01   $ 10,000       05/01/01   $ 10,000
06/30/01     10,370       06/30/01      9,690       06/30/01     10,110
09/30/01      9,360       09/30/01      8,268       09/30/01      8,435
12/31/01     10,529       12/31/01      9,151       12/31/01      9,952
03/31/02     11,201       03/31/02      9,177       03/31/02     10,622
06/30/02     10,970       06/30/02      7,947       06/30/02      9,633
09/30/02      9,236       09/30/02      6,574       09/30/02      8,039
12/31/02      9,496       12/31/02      7,128       12/31/02      8,508
03/31/03      8,904       03/31/03      6,904       03/31/03      8,131
06/30/03     10,649       06/30/03      7,967       06/30/03      9,564
09/30/03     11,552       09/30/03      8,177       09/30/03     10,194
12/31/03     12,872       12/31/03      9,173       12/31/03     11,538

Past performance is not predictive of future performance.

------------------------------------
   Ave Maria Catholic Values Fund
   Average Annual Total Returns(a)
                       Since
    1 Year          Inception(b)
    -------          ------------
   34.55%(c)           9.92%
------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2003.

(c)   The return shown reflects a 1% contingent deferred sales load.

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
    SHARES     COMPANY                                                 VALUE
--------------------------------------------------------------------------------
   200,000     Ross Stores, Inc. ..............................    $  5,286,000
    70,000     American International Group, Inc. .............       4,639,600
   175,000     Craftmade International, Inc. ..................       4,592,000
    90,000     Harley-Davidson, Inc. ..........................       4,277,700
   120,000     Jones Apparel Group, Inc. ......................       4,227,600
    85,000     Exxon Mobil Corporation ........................       3,485,000
   160,000     Brookstone, Inc. ...............................       3,409,600
   100,000     Genuine Parts Company ..........................       3,320,000
   100,000     Waters Corporation .............................       3,316,000
    35,000     General Dynamics Corporation ...................       3,163,650

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003
================================================================================
    SHARES     COMMON STOCKS -- 98.3%                                  VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 4.1%
    50,000     Esterline Technologies Corporation * ...........    $  1,333,500
    35,000     General Dynamics Corporation ...................       3,163,650
    40,000     Harris Corporation .............................       1,518,000
                                                                   ------------
                                                                      6,015,150
                                                                   ------------
               APPAREL & TEXTILES-- 3.9%
   120,000     Jones Apparel Group, Inc. ......................       4,227,600
    20,000     Mohawk Industries, Inc.* .......................       1,410,800
                                                                   ------------
                                                                      5,638,400
                                                                   ------------
               BUILDING MATERIALS & CONSTRUCTION-- 3.6%
   200,000     Champion Enterprises, Inc.* ....................       1,400,000
   100,000     Fleetwood Enterprises, Inc.* ...................       1,026,000
    30,000     Pulte Homes, Inc. ..............................       2,808,600
                                                                   ------------
                                                                      5,234,600
                                                                   ------------
               BUSINESS & INDUSTRIAL PRODUCTS-- 3.5%
    20,000     3M Company .....................................       1,700,600
   100,000     Genuine Parts Company ..........................       3,320,000
                                                                   ------------
                                                                      5,020,600
                                                                   ------------
               BUSINESS SERVICES-- 5.9%
    75,000     Automatic Data Processing, Inc. ................       2,970,750
    50,000     Concord EFS, Inc.* .............................         742,000
    45,000     First Data Corporation .........................       1,849,050
   120,000     Neogen Corporation* ............................       2,972,400
                                                                   ------------
                                                                      8,534,200
                                                                   ------------
               COMMUNICATION EQUIPMENT & SERVICES-- 3.6%
    35,000     Alltel Corporation .............................       1,630,300
    75,000     CenturyTel, Inc. ...............................       2,446,500
    85,000     Hector Communications Corporation* .............       1,191,700
                                                                   ------------
                                                                      5,268,500
                                                                   ------------
               CONSUMER PRODUCTS - DURABLES-- 10.7%
    75,000     Brunswick Corporation ..........................       2,387,250
   175,000     Craftmade International, Inc. ..................       4,592,000
    50,000     Furniture Brands International, Inc. ...........       1,466,500
    90,000     Harley-Davidson, Inc. ..........................       4,277,700
   130,000     Leggett & Platt, Inc. ..........................       2,811,900
                                                                   ------------
                                                                     15,535,350
                                                                   ------------
               CONSUMER PRODUCTS - NONDURABLES-- 4.0%
    50,000     Chattem, Inc.* .................................         895,000
    20,000     Coach, Inc. * ..................................         755,000
    30,000     Fortune Brands, Inc. ...........................       2,144,700
   115,000     Maxwell Shoe Company, Inc.* ....................       1,951,550
                                                                   ------------
                                                                      5,746,250
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 98.3% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               ELECTRONICS -- 1.1%
    20,000     Gentex Corporation .............................    $    883,200
    71,442     Sparton Corporation* ...........................         717,992
                                                                   ------------
                                                                      1,601,192
                                                                   ------------
               ENERGY & MINING-- 7.5%
    35,000     Anadarko Petroleum Corporation .................       1,785,350
   100,000     Diamond Offshore Drilling, Inc. ................       2,051,000
    85,000     Exxon Mobil Corporation ........................       3,485,000
   210,200     Input/Output, Inc.* ............................         948,002
    35,000     Patterson-UTI Energy, Inc.* ....................       1,152,200
    20,000     Prima Energy Corporation* ......................         703,200
    25,000     XTO Energy, Inc. ...............................         707,500
                                                                   ------------
                                                                     10,832,252
                                                                   ------------
               ENVIRONMENTAL SERVICES-- 0.6%
    75,000     Layne Christensen Company* .....................         881,250
                                                                   ------------

               FINANCE - BANKS & THRIFTS-- 4.3%
    65,000     BB&T Corporation ...............................       2,511,600
    50,000     North Fork Bancorporation, Inc. ................       2,023,500
    60,000     Synovus Financial Corporation* .................       1,735,200
                                                                   ------------
                                                                      6,270,300
                                                                   ------------
               FINANCE - INSURANCE-- 4.3%
    70,000     American International Group, Inc. .............       4,639,600
   282,945     Unico American Corporation* ....................       1,578,833
                                                                   ------------
                                                                      6,218,433
                                                                   ------------
               FINANCE-- MISCELLANEOUS - 0.8%
    75,000     Investment Technology Group, Inc.* .............       1,211,250
                                                                   ------------

               HEALTHCARE -- 13.2%
    35,000     Baxter International, Inc. .....................       1,068,200
    50,000     Beckman Coulter, Inc. ..........................       2,541,500
    25,000     Boston Scientific Corporation* .................         919,000
    20,000     Eli Lilly & Company ............................       1,406,600
    47,500     Hillenbrand Industries, Inc. ...................       2,947,850
    70,000     Lincare Holdings, Inc.* ........................       2,102,100
    60,000     Manor Care, Inc. ...............................       2,074,200
   120,000     STERIS Corporation* ............................       2,712,000
   100,000     Waters Corporation* ............................       3,316,000
                                                                   ------------
                                                                     19,087,450
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 98.3% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & SERVICES-- 8.3%
    41,700     Balchem Corporation ............................    $    950,760
    50,000     Dover Corporation ..............................       1,987,500
    35,000     Graco, Inc. ....................................       1,403,500
    40,000     Kaydon Corporation .............................       1,033,600
    25,000     Simpson Manufacturing Company, Inc.* ...........       1,271,500
    50,000     Snap-On, Inc. ..................................       1,612,000
    35,000     Stanley Works (The) ............................       1,325,450
    50,000     Teleflex, Inc. .................................       2,416,500
                                                                   ------------
                                                                     12,000,810
                                                                   ------------
               LEISURE & ENTERTAINMENT-- 3.8%
   100,000     Monaco Coach Corporation* ......................       2,380,000
    35,000     Polaris Industries, Inc. .......................       3,100,300
                                                                   ------------
                                                                      5,480,300
                                                                   ------------
               PRINTING & PUBLISHING-- 1.8%
    18,750     Courier Corporation ............................         721,331
    65,000     ProQuest Company* ..............................       1,914,250
                                                                   ------------
                                                                      2,635,581
                                                                   ------------
               REAL ESTATE-- 1.3%
    25,000     Health Care Property Investors, Inc. ...........       1,270,000
    20,000     Washington Real Estate Investment Trust ........         584,000
                                                                   ------------
                                                                      1,854,000
                                                                   ------------
               RETAIL -- 9.2%
   160,000     Brookstone, Inc. * .............................       3,409,600
    60,000     Dollar Tree Stores, Inc.* ......................       1,803,600
    40,000     Hibbett Sporting Goods, Inc.* ..................       1,192,000
    15,000     Hot Topic, Inc.* ...............................         441,900
   200,000     Ross Stores, Inc. ..............................       5,286,000
    40,000     TJX Companies, Inc. (The) ......................         882,000
    10,000     Tractor Supply Company* ........................         388,900
                                                                   ------------
                                                                     13,404,000
                                                                   ------------
               TECHNOLOGY -- 2.8%
    55,000     Cable Design Technology Corporation * ..........         494,450
    10,000     ScanSource, Inc.* ..............................         456,200
   110,000     Sungard Data Systems, Inc.* ....................       3,048,100
                                                                   ------------
                                                                      3,998,750
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $109,698,866) ........    $142,468,618
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   FACE
  AMOUNT       REPURCHASE AGREEMENTS (1)-- 2.2%                        VALUE
--------------------------------------------------------------------------------
$3,272,305     Fifth Third Bank, 0.50%, dated 12/31/03,
                 due 01/02/04, repurchase proceeds:
                 $3,272,396 (Cost $3,272,305) .................    $  3,272,305
                                                                   ------------

               TOTAL INVESTMENTS-- 100.5% (Cost $112,971,171) .    $145,740,923

               LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.5%) .        (785,221)
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $144,955,702
                                                                   ============

*    Non-income producing security.

(1)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

The Ave Maria Growth Fund commenced operations on May 1, 2003. Although it was not apparent then, it turned out to be a fortuitous time to launch a new mutual fund. For the eight months ended December 31, 2003, the total return for the Fund was 23.4% compared to 22.8% for the S&P 500. The Fund's top performing stocks were represented by a wide variety of industries and included: Patterson Dental Company (medical equipment), KB Home (homebuilding), Johnson Controls, Inc. (automotive supply), and Garmin Ltd. (technology).

In  managing  the   portfolio,   emphasis  is  placed  on  large  and  mid-size,
well-managed companies, which are industry leaders. These companies typically have great business characteristics, including above average profit margins, loads of free cash flow, exceptional returns on equity, and rapid growth, which makes them self financing with little need for debt on their balance sheets. In 2003, small caps and more speculative issues had a terrific rebound off their lows. In 2004, we expect investors will turn increasingly to higher quality and larger companies, which should put this portfolio in good stead.

The Fund closed out 2003 with 242 shareholders, net assets of $15 million, and a net asst value of $12.34 per share.

With best regards,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
PERFORMANCE (UNAUDITED)
================================================================================

       COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
          IN THE AVE MARIA GROWTH FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]

AVE MARIA GROWTH FUND:    S&P 500 INDEX:
----------------------    --------------

DATE         BALANCE      DATE         BALANCE
----         -------      ----         -------

05/01/03   $ 10,000       05/01/03   $ 10,000
05/31/03     10,470       05/31/03     10,532
06/30/03     10,660       06/30/03     10,667
07/31/03     11,070       07/31/03     10,855
08/31/03     11,440       08/31/03     11,066
09/30/03     10,980       09/30/03     10,949
10/31/03     11,900       10/31/03     11,568
11/30/03     12,160       11/30/03     11,670
12/31/03     12,240       12/31/03     12,282

Past performance is not predictive of future performance.

--------------------------------------
         Ave Maria Growth Fund
            Total Return(a)

                 Since
            Inception(b)(c)
            ---------------
               22.40%(d)
--------------------------------------

(a) The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

(c)   Not annualized.

(d)   The return shown reflects a 1% contingent deferred sales load.

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
    SHARES     COMPANY                                                 VALUE
--------------------------------------------------------------------------------
     9,300     Alliant Techsystems, Inc. ......................    $    537,168
     5,900     General Dynamics Corporation ...................         533,301
     9,700     Garmin Ltd. ....................................         528,456
     7,200     KB Home ........................................         522,144
    12,200     Mettler-Toledo International, Inc. .............         514,962
    13,500     Kellogg Company ................................         514,080
    10,100     Beckman Coulter, Inc. ..........................         513,383
    15,400     Waters Corporation .............................         510,664
     4,350     Johnson Controls, Inc. .........................         505,122
    15,500     Arthur J. Gallagher & Company ..................         503,595

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003
================================================================================
    SHARES     COMMON STOCKS -- 97.8%                                  VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 7.1%
     9,300     Alliant Techsystems, Inc.* .....................    $    537,168
     5,900     General Dynamics Corporation ...................         533,301
                                                                   ------------
                                                                      1,070,469
                                                                   ------------
               BUILDING MATERIALS & CONSTRUCTION-- 3.5%
     7,200     KB Home ........................................         522,144
                                                                   ------------

               BUSINESS SERVICES-- 2.3%
     9,100     FactSet Research Systems, Inc. .................         347,711
                                                                   ------------

               CONSUMER PRODUCTS - DURABLES-- 3.3%
     4,350     Johnson Controls, Inc. .........................         505,122
                                                                   ------------

               EDUCATION -- 3.3%
    17,600     Integrated Circuit Systems, Inc.* ..............         501,424
                                                                   ------------

               ELECTRONICS -- 3.5%
     9,700     Garmin Ltd. ....................................         528,456
                                                                   ------------

               FINANCE - BANKS & THRIFTS-- 6.6%
    14,700     National City Corporation ......................         498,918
    12,400     North Fork Bancorporation, Inc. ................         501,828
                                                                   ------------
                                                                      1,000,746
                                                                   ------------
               FINANCE - MISCELLANEOUS-- 6.6%
    15,500     Arthur J. Gallagher & Company ..................         503,595
    15,900     SEI Investments Company ........................         484,473
                                                                   ------------
                                                                        988,068
                                                                   ------------
               FOOD & TOBACCO-- 9.8%
    13,500     Kellogg Company ................................         514,080
    16,500     McCormick & Company, Inc. ......................         496,650
     9,950     PepsiCo, Inc. ..................................         463,869
                                                                   ------------
                                                                      1,474,599
                                                                   ------------
               HEALTHCARE -- 19.9%
    10,100     Beckman Coulter, Inc. ..........................         513,383
    13,800     Biomet, Inc. ...................................         502,458
     6,900     Eli Lilly & Company ............................         485,277
     8,300     Guidant Corporation ............................         499,660
     7,800     Patterson Dental Company* ......................         500,448
    15,400     Waters Corporation* ............................         510,664
                                                                   ------------
                                                                      3,011,890
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 97.8% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL PRODUCTS & SERVICES-- 19.6%
    10,200     AMETEK, Inc. ...................................    $    492,252
    10,700     CLARCOR, Inc. ..................................         471,870
     8,300     Donaldson Company, Inc. ........................         491,028
    13,000     Expeditors International of Washington, Inc. ...         489,580
    12,500     Graco, Inc. ....................................         501,250
    12,200     Mettler-Toledo International, Inc.* ............         514,962
                                                                   ------------
                                                                      2,960,942
                                                                   ------------
               LEISURE & ENTERTAINMENT-- 3.3%
     5,600     Polaris Industries, Inc. .......................         496,048
                                                                   ------------

               RETAIL -- 9.0%
    11,500     Bed Bath & Beyond, Inc.* .......................         498,525
    19,200     Christopher & Banks Corporation ................         374,976
    18,400     Ross Stores, Inc. ..............................         486,312
                                                                   ------------
                                                                      1,359,813
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $12,899,741) .........    $ 14,767,432
                                                                   ------------

================================================================================
    FACE
   AMOUNT      REPURCHASE AGREEMENTS (1)-- 1.1%                        VALUE
--------------------------------------------------------------------------------

 $ 174,887     Fifth Third Bank, 0.50%, dated 12/31/03,
                 due 01/02/04, repurchase proceeds:
                 $174,892 (Cost $174,887) .....................    $    174,887
                                                                   ------------

               TOTAL INVESTMENTS-- 98.9% (Cost $13,074,628) ...    $ 14,942,319

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.1% ...         162,439
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $ 15,104,758
                                                                   ============

*    Non-income producing security.

(1)  Repurchase   agreements  are  fully   collateralized  by  U.S.   Government
     obligations.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================
Dear Fellow Shareholders:

The Ave Maria Bond Fund began operations on May 1, 2003. For the eight months ended December 31, 2003, Class R shares of the Fund had a 2.4% return, which compares favorably with the 1.9% return of the Lehman Brothers Intermediate U.S. Government/Credit Index. The portfolio has been managed conservatively with particular focus on minimizing interest rate risk given our conviction that interest rates are unsustainably low. That has meant keeping the average maturity of the bonds in the portfolio very short, which will mitigate the negative effects of rising interest rates.

At December 31, 2003, 11.3% of the portfolio was invested in dividend paying common stocks of financially powerful companies, with attractive dividend yields and excellent prospects for future dividend increases. In fact, half of the stocks in the Fund have already increased their dividends since being purchased. With the recent reduction in taxes on dividends to 15%, there is increased incentive for boards to boost dividend payments. This trend will probably escalate as 2004 unfolds.

Given the prospects for accelerating economic growth and eventual tightening on the part of the Fed, it is likely interest rates will rise during 2004. Therefore, we will continue to focus on protecting principal by investing in only short and intermediate maturity fixed income securities of investment grade.

With best regards,

/s/ Richard L. Platte

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
PERFORMANCE (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
              IN THE AVE MARIA BOND FUND(a) AND THE LEHMAN BROTHERS
                         U.S. GOVERNMENT /CREDIT INDEX

                               [GRAPHIC OMITTED]

AVE MARIA GROWTH FUND:    LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX
----------------------    --------------------------------------------

DATE         BALANCE      DATE         BALANCE
----         -------      ----         -------

05/01/03  $  10,000       05/01/03   $ 10,000
05/31/03     10,165       05/31/03     10,195
06/30/03     10,163       06/30/03     10,188
07/31/03      9,941       07/31/03      9,911
08/31/03      9,962       08/31/03      9,934
09/30/03     10,174       09/30/03     10,186
10/31/03     10,145       10/31/03     10,090
11/30/03     10,158       11/30/03     10,104
12/31/03     10,256       12/31/03     10,192

Past performance is not predictive of future performance.

------------------------------
     Ave Maria Bond Fund
       Total Returns(b)

           Since
         Inception(c)(d)
------------------------------
Class I           2.56%
Class R           1.36%(e)
------------------------------

(a) The line graph above represents performance of Class I shares only, which will vary from the performance of Class R shares based on the difference in fees paid by shareholders in the different classes.

(b) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

(d)   Not annualized.

(e)   The return shown reflects a 1% contingent deferred sales load.

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS
DECEMBER 31, 2003 (UNAUDITED)
================================================================================
    PAR        COMPANY                                                 VALUE
--------------------------------------------------------------------------------
$4,000,000     U.S. Treasury Note, 2.625%, due 05/15/08 .......    $  3,939,844
 2,256,180     U.S. Treasury Inflation-Protection
                 Notes, 3.875%, due 01/15/09 ..................       2,547,721
 2,000,000     U.S. Treasury Note, 1.625%, due 04/30/05 .......       2,006,016
 2,000,000     U.S. Treasury Note, 1.250%, due 05/31/05 .......       1,994,688
 2,000,000     Federal Home Loan Bank, 4.500%, due 11/15/12 ...       1,991,752
 1,000,000     American General Corporation, 7.500%,
                 due 08/11/10 .................................       1,196,176
 1,000,000     Regions Financial Corporation, 7.000%,
                 due 03/01/11 .................................       1,127,328
 1,000,000     United Technologies
                 Corporation, 6.350%, due 03/01/11 ............       1,117,203
 1,000,000     Alcoa, Inc., 6.000%, due 01/15/12 ..............       1,086,758
 1,000,000     National Rural Utilities Cooperative
                 Finance Corporation, 6.000%, due 05/15/06 ....       1,078,418

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2003
================================================================================
 PAR VALUE     U.S. GOVERNMENT AND AGENCY OBLIGATIONS-- 54.3%          VALUE
--------------------------------------------------------------------------------
               U.S. TREASURIES -- 38.7%
$1,000,000     U.S. Treasury Note, 1.625%, due 01/31/05 .......    $  1,003,867
 2,000,000     U.S. Treasury Note, 1.625%, due 04/30/05 .......       2,006,016
 2,000,000     U.S. Treasury Note, 1.250%, due 05/31/05 .......       1,994,688
 1,000,000     U.S. Treasury Note, 3.000%, due 02/15/08 .......       1,004,648
 4,000,000     U.S. Treasury Note, 2.625%, due 05/15/08 .......       3,939,844
 2,256,180     U.S. Treasury Inflation-Protection
                 Notes, 3.875%, due 01/15/09 ..................       2,547,721
                                                                   ------------
                                                                     12,496,784
                                                                   ------------
               U.S. AGENCIES -- 15.6%
 1,000,000     Federal Farm Credit Bank, 4.600%, due 12/27/12 .       1,000,793
 1,000,000     Federal Home Loan Bank, 4.375%, due 02/04/10 ...       1,004,563
 2,000,000     Federal Home Loan Bank, 4.500%, due 11/15/12 ...       1,991,752
 1,000,000     Private Export Funding Corporation,
               6.310%, due 09/30/04 ...........................       1,037,277
                                                                   ------------
                                                                      5,034,385
                                                                   ------------
               TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $17,520,552) ..........    $ 17,531,169
                                                                   ------------

================================================================================
PAR VALUE      CORPORATE BONDS-- 27.1%                                 VALUE
--------------------------------------------------------------------------------

               BUSINESS SERVICES-- 3.3%
$1,000,000     First Data Corporation, 4.700%, due 11/01/06 ...    $  1,054,447
                                                                   ------------

               FINANCE -- 10.3%
 1,000,000     American General Corporation, 7.500%,
                 due 08/11/10 .................................       1,196,176
 1,000,000     Caterpillar Financial Services Corporation,
               2.650%, due 01/30/06 ...........................       1,007,654
 1,000,000     Regions Financial Corporation, 7.000%,
                 due 03/01/11 .................................       1,127,328
                                                                   ------------
                                                                      3,331,158
                                                                   ------------
               INDUSTRIALS -- 10.1%
 1,000,000     Alcoa, Inc., 6.000%, due 01/15/12 ..............       1,086,758
 1,000,000     Snap-On, Inc., 6.625%, due 10/01/05 ............       1,067,895
 1,000,000     United Technologies Corporation,
                 6.350%, due 03/01/11 .........................       1,117,203
                                                                   ------------
                                                                      3,271,856
                                                                   ------------
               UTILITIES -- 3.4%
 1,000,000     National Rural Utilities Cooperative
                 Finance Corporation, 6.000%, due 05/15/06 ....       1,078,418
                                                                   ------------

               TOTAL CORPORATE BONDS (Cost $8,759,393) ........    $  8,735,879
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS -- 11.3%                                  VALUE
--------------------------------------------------------------------------------
               BUSINESS & INDUSTRIAL PRODUCTS - 1.0%
    10,000     Genuine Parts Company ..........................    $    332,000
                                                                   ------------

               COMMUNICATION EQUIPMENT & SERVICES - 0.6%
     4,200     Alltel Corporation .............................         195,636
                                                                   ------------

               ENERGY AND MINING - 1.0%
     7,500     Exxon Mobil Corporation ........................         307,500
                                                                   ------------

               FINANCE - BANKS & THRIFTS - 3.3%
     8,800     BB&T Corporation ...............................         340,032
    10,000     Huntington Bancshares, Inc. ....................         225,000
     7,500     National City Corporation ......................         254,550
     6,000     North Fork Bancorporation, Inc. ................         242,820
                                                                   ------------
                                                                      1,062,402
                                                                   ------------
               INDUSTRIAL PRODUCTS & SERVICES - 0.8%
     7,000     Stanley Works (The) ............................         265,090
                                                                   ------------

               REAL ESTATE - 0.9%
    10,000     Washington Real Estate Investment Trust ........         292,000
                                                                   ------------

               UTILITIES - 3.7%
     4,500     Dominion Resources, Inc. .......................         287,235
     3,500     Exelon Corporation .............................         232,260
     3,200     FPL Group, Inc. ................................         209,344
     5,500     Pinnacle West Capital Corporation ..............         220,110
     8,000     Southern Company (The) .........................         242,000
                                                                   ------------
                                                                      1,190,949
                                                                   ------------

               TOTAL COMMON STOCKS (Cost $3,334,574) ..........    $  3,645,577
                                                                   ------------

================================================================================
  FACE
 AMOUNT        REPURCHASE AGREEMENTS (1)--- 7.5%                       VALUE
--------------------------------------------------------------------------------
$2,409,816     Fifth Third Bank, 0.50%, dated 12/31/03,
                 due 01/02/04, repurchase proceeds:
                 $2,409,883 (Cost $2,409,816) .................    $  2,409,816
                                                                   ------------

               TOTAL INVESTMENTS-- 100.2% (Cost $32,024,335) ..    $ 32,322,441

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)          (47,577)
                                                                   ------------

               NET ASSETS-- 100.0% ............................    $ 32,274,864
                                                                   ============

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
===========================================================================================================
                                                         AVE MARIA
                                                          CATHOLIC            AVE MARIA        AVE MARIA
                                                         VALUES FUND         GROWTH FUND       BOND FUND
-----------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ...............................    $  112,971,171     $   13,074,628    $   32,024,335
                                                        ==============     ==============    ==============
   At market value (Note 1) ........................    $  145,740,923     $   14,942,319    $   32,322,441
Receivable for capital shares sold .................           291,485            170,236               914
Dividends and interest receivable ..................           124,706              9,852           276,423
Receivable from Adviser (Note 2) ...................                --                 --             4,166
Other assets .......................................            14,479              9,593            10,789
                                                        --------------     --------------    --------------
   TOTAL ASSETS ....................................       146,171,593         15,132,000        32,614,733
                                                        --------------     --------------    --------------

LIABILITIES
Dividends payable ..................................                --                 --               863
Distributions payable ..............................             3,702                 --               210
Payable for capital shares redeemed ................            20,961                 --                --
Payable for investment securities purchased ........           768,441                 --           319,676
Accrued investment advisory fees (Note 2) ..........           346,032              6,578                --
Accrued distribution fees (Note 2) .................            30,110              3,033               239
Payable to affiliate (Note 2) ......................            17,700              4,000             4,000
Other accrued expenses .............................            28,945             13,631            14,881
                                                        --------------     --------------    --------------
   TOTAL LIABILITIES ...............................         1,215,891             27,242           339,869
                                                        --------------     --------------    --------------
NET ASSETS .........................................    $  144,955,702     $   15,104,758    $   32,274,864
                                                        ==============     ==============    ==============
NET ASSETS CONSIST OF:
Paid-in capital ....................................    $  112,975,695     $   13,237,067    $   31,995,067
Distributions in excess of net realized
   gains from security transactions ................          (789,745)                --           (18,309)
Net unrealized appreciation on investments .........        32,769,752          1,867,691           298,106
                                                        --------------     --------------    --------------
NET ASSETS .........................................    $  144,955,702     $   15,104,758    $   32,274,864
                                                        ==============     ==============    ==============
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value) .......................        11,369,589          1,224,445
                                                        ==============     ==============
Net asset value, offering price
   and redemption price per share (Note 1) (a) .....    $        12.75    $         12.34
                                                        ==============     ==============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ............                                         $   30,773,240
                                                                                             ==============
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value) .......................                                              3,049,301
                                                                                             ==============
Net asset value, offering price and redemption price
   per share (Note 1) ..............................                                         $        10.09
                                                                                             ==============
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ............                                         $    1,501,624
                                                                                             ==============
Shares of beneficial interest outstanding
   (unlimited number of shares
   authorized, no par value) .......................                                                148,876
                                                                                             ==============
Net asset value, offering price and redemption
   price per share (Note 1) (a) ....................                                         $        10.09
                                                                                             ==============


(a) Except with respect to Class I shares of the Ave Maria Bond Fund, redemption price varies based on length of time held (Note 1).

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003(a)
================================================================================================
                                                   AVE MARIA
                                                   CATHOLIC         AVE MARIA        AVE MARIA
                                                  VALUES FUND      GROWTH FUND       BOND FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend ...................................    $  1,275,872     $     69,562     $     63,036
  Interest ...................................          31,819            4,003          489,026
                                                  ------------     ------------     ------------
    TOTAL INCOME .............................       1,307,691           73,565          552,062
                                                  ------------     ------------     ------------
EXPENSES
  Investment advisory fees (Note 2) ..........       1,071,620           64,637           61,977
  Distribution fees (Note 2) .................         267,904           16,159              942
  Administration, accounting
    and transfer agent fees (Note 2) .........         160,424           32,000           32,000
  Legal and audit fees .......................          24,449           13,942           13,942
  Trustees' fees and expenses ................          37,212            6,327            6,327
  Registration fees - Common .................          23,644           11,039            4,031
  Registration fees - Class I ................              --               --            2,708
  Registration fees - Class R ................              --               --            5,895
  Postage and supplies .......................          22,904            3,042            3,488
  Organization expense .......................              --           12,225           12,225
  Custodian fees .............................          16,499            3,964            2,068
  Insurance expense ..........................          14,719              392            1,379
  Advisory board fees and expenses ...........          12,131            2,131            2,131
  Reports to shareholders ....................          13,019               88               48
  Other expenses .............................           9,741            3,912            5,149
                                                  ------------     ------------     ------------
    TOTAL EXPENSES ...........................       1,674,266          169,858          154,310

  Less: Fees waived and/or expenses reimbursed
    by the Adviser (Note 2)
    Common ...................................         (66,849)         (72,903)         (82,789)
    Class I ..................................              --               --           (2,708)
    Class R ..................................              --               --           (5,330)
                                                  ------------     ------------     ------------
    NET EXPENSES .............................       1,607,417           96,955           63,483
                                                  ------------     ------------     ------------
NET INVESTMENT INCOME/(LOSS) .................        (299,726)         (23,390)         488,579
                                                  ------------     ------------     ------------
REALIZED AND UNREALIZED GAINS/(LOSSES)
  ON INVESTMENTS
  Net realized gains/(losses)
  from security transactions .................       5,135,575               --           (2,359)
  Net change in unrealized appreciation/
    (depreciation) on investments ............      34,051,696        1,867,691          298,106
                                                  ------------     ------------     ------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS .......................      39,187,271        1,867,691          295,747
                                                  ------------     ------------     ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...    $ 38,887,545     $  1,844,301     $    784,326
                                                  ============     ============     ============

(a) Except for the Ave Maria Growth Fund and the Ave Maria Bond Fund, which represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================
                                                                YEAR ENDED         YEAR ENDED
                                                               DECEMBER 31,       DECEMBER 31,
                                                                    2003              2002
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...................................    $     (299,726)    $      (76,344)
   Net realized gains/(losses) from security transactions          5,135,575         (4,937,741)
   Net change in unrealized
      appreciation/(depreciation) on investments .........        34,051,696         (2,301,756)
                                                              --------------     --------------
Net increase/(decrease) in net assets from operations ....        38,887,545         (7,315,841)
                                                              --------------     --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ................          (977,801)                --
                                                              --------------     --------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .............................        51,860,406         46,588,060
   Reinvestment of distributions to shareholders .........           974,099                 --
   Payments for shares redeemed ..........................        (7,590,330)        (1,423,248)
                                                              --------------     --------------
Net increase in net assets from capital share transactions        45,244,175         45,164,812
                                                              --------------     --------------

TOTAL INCREASE IN NET ASSETS .............................        83,153,919         37,848,971

NET ASSETS
   Beginning of year .....................................        61,801,783         23,952,812
                                                              --------------     --------------
   End of year ...........................................    $  144,955,702     $   61,801,783
                                                              ==============     ==============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ...........................................         5,539,156          4,381,372
   Shares issued in reinvestment
      of distributions to shareholders ...................            76,400                 --
   Shares redeemed .......................................          (768,714)          (139,989)
                                                              --------------     --------------
   Net increase in shares outstanding ....................         4,846,842          4,241,383
   Shares outstanding, beginning of year .................         6,522,747          2,281,364
                                                              --------------     --------------
   Shares outstanding, end of year .......................        11,369,589          6,522,747
                                                              ==============     ==============

See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
================================================================================
                                                                    PERIOD ENDED
                                                                    DECEMBER 31,
                                                                      2003(a)
--------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment loss .......................................     $    (23,390)
   Net change in unrealized
     appreciation/(depreciation) on investments ..............        1,867,691
                                                                   ------------
Net increase in net assets from operations ...................        1,844,301
                                                                   ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .................................       13,264,851
   Payments for shares redeemed ..............................           (4,394)
                                                                   ------------
Net increase in net assets from capital share transactions ...       13,260,457
                                                                   ------------

TOTAL INCREASE IN NET ASSETS .................................       15,104,758

NET ASSETS
   Beginning of period .......................................               --
                                                                   ------------
   End of period .............................................     $ 15,104,758
                                                                   ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ...............................................        1,224,821
   Shares redeemed ...........................................             (376)
                                                                   ------------
   Net increase in shares outstanding ........................        1,224,445
   Shares outstanding, beginning of period ...................               --
                                                                   ------------
   Shares outstanding, end of period .........................        1,224,445
                                                                   ============

(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
======================================================================================
                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                                              2003(a)
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................    $    488,579
   Net realized losses from security transactions ....................          (2,359)
   Net change in unrealized appreciation/(depreciation) on investments         298,106
                                                                          ------------
Net increase in net assets from operations ...........................         784,326
                                                                          ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class I ...............................        (479,401)
   From net investment income, Class R ...............................         ( 9,648)
   From net realized gains on investments, Class I....................         (15,207)
   From net realized gains on investments, Class R....................            (743)
                                                                          ------------
Net decrease in net assets from distributions to shareholders ........        (504,999)
                                                                          ------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS I
   Proceeds from shares sold .........................................      30,000,000
   Reinvestment of distributions to shareholders .....................         494,608
                                                                          ------------
Net increase in net assets from Class I capital share transactions ...      30,494,608
                                                                          ------------

CLASS R
   Proceeds from shares sold .........................................       1,504,260
   Reinvestment of distributions to shareholders .....................           5,698
   Payments for shares redeemed ......................................          (9,029)
                                                                          ------------
Net increase in net assets from Class R capital share transactions ...       1,500,929
                                                                          ------------
TOTAL INCREASE IN NET ASSETS .........................................      32,274,864

NET ASSETS
   Beginning of period ...............................................              --
                                                                          ------------
   End of period .....................................................    $ 32,274,864
                                                                          ============

SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
   Shares sold .......................................................       3,000,000
   Shares issued in reinvestment of distributions to shareholders ....          49,301
                                                                          ------------
   Net increase in shares outstanding ................................       3,049,301
   Shares outstanding, beginning of period ...........................              --
                                                                          ------------
   Shares outstanding, end of period .................................       3,049,301
                                                                          ============


CLASS R

   Shares sold .......................................................         149,207
   Shares issued in reinvestment of distributions to shareholders ....             568
   Shares redeemed ...................................................            (899)
                                                                          ------------
   Net increase in shares outstanding ................................         148,876
   Shares outstanding, beginning of period ...........................              --
                                                                          ------------
   Shares outstanding, end of period .................................         148,876
                                                                          ============

(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==========================================================================================================
                                                                   YEAR            YEAR          PERIOD
                                                                  ENDED           ENDED           ENDED
                                                               DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                   2003            2002           2001(a)
----------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................    $     9.47      $    10.50      $    10.00
                                                                ----------      ----------      ----------

Income/(loss) from investment operations:
   Net investment income/(loss) ............................         (0.03)          (0.01)           0.02
   Net realized and unrealized gains/(losses) on investments          3.40           (1.02)           0.51
                                                                ----------      ----------      ----------
Total from investment operations ...........................          3.37           (1.03)           0.53
                                                                ----------      ----------      ----------

Less distributions:
   From net investment income ..............................            --              --           (0.02)
   From net realized gains on investments ..................         (0.09)             --           (0.01)
   In excess of net realized gains on investments ..........            --              --           (0.00)
                                                                ----------      ----------      ----------
Total distributions ........................................         (0.09)             --           (0.03)
                                                                ----------      ----------      ----------

Net asset value at end of period ...........................    $    12.75      $     9.47      $    10.50
                                                                ==========      ==========      ==========

Total return ...............................................         35.6%           (9.8)%           5.3%(c)
                                                                ==========      ==========      ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ........................    $  144,956      $   61,802      $   23,953
                                                                ==========      ==========      ==========

Ratio of net expenses to average net assets (b) ............         1.50%           1.50%           1.50%(d)

Ratio of net investment income/(loss) to average net assets         (0.28)%         (0.14)%          0.39%(d)

Portfolio turnover rate ....................................           58%             86%             44%(d)

(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.56%, 1.69%, and 2.09%(d) for the periods ended December 31, 2003, 2002, and 2001, respectively.

(c)  Not annualized.

(d)  Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                  PERIOD
                                                                   ENDED
                                                                DECEMBER 31,
                                                                   2003(a)
--------------------------------------------------------------------------------

Net asset value at beginning of period ......................    $    10.00
                                                                 ----------
Income/(loss) from investment operations:
   Net investment loss ......................................         (0.02)
   Net realized and unrealized gains on investments .........          2.36
                                                                 ----------
Total from investment operations ............................          2.34
                                                                 ----------

Net asset value at end of period ............................    $    12.34
                                                                 ==========

Total return ................................................         23.4%(c)
                                                                 ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) .........................    $   15,105
                                                                 ==========

Ratio of net expenses to average net assets (b) .............         1.49%(d)

Ratio of net investment loss to average net assets ..........        (0.36)%(d)

Portfolio turnover rate .....................................            0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.61%(d).

(c)  Not annualized.

(d)  Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                   PERIOD
                                                                    ENDED
                                                                 DECEMBER 31,
                                                                    2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.00
                                                                 ----------
Income from investment operations:
   Net investment income ....................................          0.16
   Net realized and unrealized gains on investments .........          0.10
                                                                 ----------
Total from investment operations ............................          0.26
                                                                 ----------
Less distributions:
   From net investment income ...............................         (0.16)
   From net realized gains on investments ...................         (0.01)
                                                                 ----------
Total distributions .........................................         (0.17)
                                                                 ----------

Net asset value at end of period ............................    $    10.09
                                                                 ==========

Total return ................................................           2.6%(c)
                                                                 ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) .........................    $   30,773
                                                                 ==========
Ratio of net expenses to average net assets (b) .............         0.30%(d)

Ratio of net investment income to average net assets ........         2.36%(d)

Portfolio turnover rate .....................................           50%(d)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.71%(d).

(c)  Not annualized.

(d)  Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                  PERIOD
                                                                   ENDED
                                                                DECEMBER 31,
                                                                   2003(a)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.00
                                                                 ----------
Income from investment operations:
   Net investment income ....................................          0.14
   Net realized and unrealized gains on investments .........          0.10
                                                                 ----------
Total from investment operations ............................          0.24
                                                                 ----------
Less distributions:
   From net investment income ...............................         (0.14)
   From net realized gains on investments ...................         (0.01)
                                                                 ----------
Total distributions .........................................         (0.15)
                                                                 ----------

Net asset value at end of period ............................    $    10.09
                                                                 ==========

Total return ................................................          2.4%(c)
                                                                 ==========
Ratios/Supplementary Data:
Net assets at end of period (000's) .........................    $    1,502
                                                                 ==========

Ratio of net expenses to average net assets (b) .............         0.69%(d)

Ratio of net investment income to average net assets ........         1.96%(d)

Portfolio turnover rate .....................................           50%(d)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.49%(d).

(c)  Not annualized.

(d)  Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003
================================================================================
1.   SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Bond Fund (the Funds) are each a series of the Schwartz Investment Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that operate in a way that is consistent with the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Prospectus for more detailed information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class R bears the expenses of higher distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) Class I shares are not subject to the contingent deferred sales load described below; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund (except for Class I shares of the Ave Maria Bond
Fund) are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant  accounting  policies  followed by the
Funds:

     (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
     (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     For the period ended December 31, 2003, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund reclassified net investment losses of $299,726, $23,390 and $470, respectively, against paid-in-capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Funds' net assets or net asset value per share.

     The tax character of distributable earnings at December 31, 2003 was as follows:

------------------------------------------------------------------------------------
                                              AVE MARIA
                                               CATHOLIC     AVE MARIA      AVE MARIA
                                             VALUES FUND   GROWTH FUND     BOND FUND
------------------------------------------------------------------------------------
Distributions in excess of ordinary income   $        --   $        --   $      (559)
Undistributed gains ......................           214            --            --
Unrealized appreciation ..................    31,979,793     1,867,691       279,886
                                             -----------   -----------   -----------
Total distributable earnings .............   $31,980,007   $ 1,867,691   $   279,327
                                             ===========   ===========   ===========
------------------------------------------------------------------------------------

     The following information is based upon the federal income tax cost of the investment securities as of December 31, 2003:

------------------------------------------------------------------------------------
                                            AVE MARIA
                                             CATHOLIC       AVE MARIA      AVE MARIA
                                           VALUES FUND     GROWTH FUND     BOND FUND
------------------------------------------------------------------------------------
Gross unrealized appreciation..........   $ 33,087,563   $  2,047,751   $    390,899
Gross unrealized depreciation..........     (1,107,770)      (180,260)      (111,013)
                                          ------------   ------------   ------------
Net unrealized appreciation............   $ 31,979,793   $  1,867,691   $    279,886
                                          ============   ============   ============

Federal income tax cost................   $113,761,130   $ 13,074,628   $ 32,042,555
                                          ============   ============   ============
------------------------------------------------------------------------------------

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund and the Ave Maria Bond Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

     (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
     (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended December 31, 2003 and December 31, 2002 were as follows:

---------------------------------------------------------------------------------------------------
                                            ORDINARY            LONG-TERM                 TOTAL
PERIOD ENDED                                 INCOME         CAPITAL GAINS (15%)       DISTRIBUTIONS
---------------------------------------------------------------------------------------------------
AVE MARIA CATHOLIC VALUES FUND:
December 31, 2003 ....................      $     --            $977,801                $977,801
December 31, 2002 ....................      $     --            $     --                $     --
AVE MARIA BOND FUND - CLASS I:
December 31, 2003 ....................      $494,608            $     --                $494,608
AVE MARIA BOND FUND - CLASS R:
December 31, 2003 ....................      $ 10,391            $     --                $ 10,391
---------------------------------------------------------------------------------------------------

     (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (f) ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Funds is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Funds are officers of the Adviser, or of Schwartz Fund Distributors, Inc. (the Distributor), the Funds' principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Funds.

Pursuant to an Investment Advisory Agreement between the Funds and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund pay the Adviser a quarterly fee equal to the annual rate of 1.00% of its average daily net assets. The Ave Maria Bond Fund pays the Adviser a quarterly fee at the annual rate of 0.30% of the average value of its daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund do not exceed 1.50% until at least May 1, 2004. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30% and 0.70%, respectively, until at least May 1, 2007. For the period ended December 31, 2003, the Adviser waived investment advisory fees of $66,849 with respect to the Ave Maria Catholic Values Fund; waived all of its investment advisory fees of $64,637 and reimbursed $8,266 of other operating expenses with respect to the Ave Maria Growth Fund; and waived all of its investment advisory fees of $61,977 and reimbursed $28,850 of other operating expenses (including $20,812 of common expenses, $2,708 of Class I expenses and $5,330 of Class R expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Funds. As of December 31, 2003, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund .................................    $   223,889
Ave Maria Growth Fund ..........................................    $    72,903
Ave Maria Bond Fund ............................................    $    90,827
--------------------------------------------------------------------------------

As of December 31, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                       DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                          2004          2005          2006
--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ....    $  57,270     $  99,770     $  66,849
Ave Maria Growth Fund .............    $      --     $      --     $  72,903
Ave Maria Bond Fund ...............    $      --     $      --     $  90,827
--------------------------------------------------------------------------------

The Distributor serves as the principal underwriter for the distribution of shares of the Funds. During the period ended December 31, 2003, the Distributor collected $8,422, $20, and $63 in contingent deferred sales loads on redemptions of shares of the Ave Maria Catholic Values Fund, Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

Each Fund has adopted a Shareholder Servicing Plan (the Plan), which allows the Funds to make payments to financial organizations for providing account administration and personal and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the period ended December 31, 2003, the total expenses incurred pursuant to the Plan were $267,904, $16,159, and $942 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets and each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000.

3.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2003, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

----------------------------------------------------------------------------------------------
                                                      AVE MARIA
                                                       CATHOLIC      AVE MARIA      AVE MARIA
                                                     VALUES FUND    GROWTH FUND     BOND FUND
----------------------------------------------------------------------------------------------
Purchases of investment securities ..............   $101,884,193   $ 12,899,741   $ 15,951,180
                                                    ============   ============   ============
Proceeds from sales of investment securities.....   $ 60,268,195   $         --   $  3,783,300
                                                    ============   ============   ============
----------------------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
INDEPENDENT AUDITORS' REPORT
================================================================================

To the Shareholders and Trustees of Ave Maria Catholic Values Fund, Ave Maria Growth Fund and Ave Maria Bond Fund:

We have audited the accompanying statements of assets and liabilities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund and Ave Maria Bond Fund (the "Funds"), including the schedules of investments, as of December 31, 2003, and the related statements of operations, changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Funds'
custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Ave Maria Catholic Values Fund, Ave Maria Growth Fund and Ave Maria Bond Fund as of December 31, 2003, the results of their operations, their changes in net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

February 16, 2004
Chicago, Illinois

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                                                     Length of
Trustee                         Address                                       Age     Position Held with the Trust   Time Served
--------------------------------------------------------------------------------------------------------------------------------
* Gregory J. Schwartz           3707 W. Maple Road, Bloomfield Hills, MI      62      Chairman of the Board/Trustee   Since 1993
* George P. Schwartz, CFA       3707 W. Maple Road, Bloomfield Hills, MI      59      President/Trustee               Since 1993
  Peter F. Barry                3707 W. Maple Road, Bloomfield Hills, MI      76      Trustee                         Since 2004
  Donald J. Dawson, Jr.         333 W. Seventh Street, Royal Oak, MI          56      Trustee                         Since 1993
  Fred A. Erb                   800 Old North Woodward, Birmingham, MI        80      Trustee                         Since 1994
**Bowie K. Kuhn                 136 Teal Pointe Lane, Ponta Vedra Beach, FL   77      Trustee                         Since 2001
  John J. McHale                2014 Royal Fern Court, Palm City, FL          82      Trustee Emeritus                Since 1993
  Sidney F. McKenna             1173 Banbury Circle, Bloomfield Hills, MI     81      Trustee                         Since 1993
* Richard L. Platte, Jr., CFA   3707 W. Maple Road, Bloomfield Hills, MI      52      Vice President and Secretary    Since 1993
* Timothy S. Schwartz           3707 W. Maple Road, Bloomfield Hills, MI      32      Treasurer                       Since 2000

* Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr. and Timothy S. Schwartz, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of
Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers, and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

** Bowie K. Kuhn is an "interested person" of the Trust by virtue of his membership on the Catholic Advisory Board.

Each Trustee oversees four portfolios of the Trust: the Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Schwartz Investment Counsel, Inc., the Fund's investment adviser.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the co-portfolio manager of the Ave Maria Catholic Values Fund.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is the Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company) and Chairman of D.I.Y. Home Warehouse (a retail building supplies company).

Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

John J. McHale is retired as the President of the Montreal Expos (a major league baseball team).

Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President, Secretary and Treasurer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Bond Fund.

Timothy S. Schwartz is Vice President of Schwartz Investment Counsel, Inc.

AVE MARIA MUTUAL FUNDS
CATHOLIC ADVISORY BOARD (UNAUDITED)
================================================================================
The Catholic Advisory Board reviews the companies selected by the Adviser to ensure that the companies operate in a way that is consistent with the teachings and core values of the Roman Catholic Church. The Catholic Advisory Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations. The following are the members of the Catholic Advisory Board, each of whom has held office since his or her appointment on April 26, 2001.

Member                  Address                                              Age
--------------------------------------------------------------------------------
Bowie K. Kuhn           136 Teal Pointe Lane, Ponta Vedra Beach, FL           77
Thomas S. Monaghan      One Ave Maria Drive, Ann Arbor, MI                    66
Michael J. Novak        1150 17th Street, NW, Suite 1100, Washington, DC      70
Paul R. Roney           One Ave Maria Drive, Ann Arbor, MI                    46
Phyllis S. Schlafly     7800 Bonhomme, St. Louis, MO                          79
Thomas J. Sullivan      401 Washington Avenue, Avon-by-the-Sea, NJ            68

Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

Thomas S. Monaghan is Chairman of the Ave Maria Foundation (a non-profit foundation supporting Roman Catholic organizations) and Chairman of Domino's Farms Corporation. Prior to December 1998, he was Chairman and Chief Executive Officer of Domino's Pizza, Inc.

Michael J. Novak is a theologian, author, columnist and former U.S. ambassador. He is Director of Social and Political Studies of the American Enterprise Institute.

Paul R. Roney is Executive Director of the Ave Maria Foundation and President of Domino's Farms Corporation. Prior to December 1998, he was Treasurer of Domino's Pizza, Inc.

Phyllis S. Schlafly is an author, columnist and radio commentator. She is President of Eagle Forum (an organization promoting conservative and pro-family values).

Thomas J. Sullivan is retired Executive Vice President of The McGraw-Hill Companies.

Additional information regarding the Funds' Trustees, executive officers and Catholic Advisory Board members may be found in the Funds' Statement of Additional Information and is available without charge upon request by calling 1-888-726-9331.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Ave Maria Catholic Values Fund and certain ordinary income dividends paid by the Ave Maria Bond Fund during the fiscal year ended December 31, 2003. On December 31, 2003, the Ave Maria Catholic Values Fund declared and paid a long-term capital gain distribution of $0.0866 per share. Periodically throughout the year, the Ave Maria Bond Fund paid ordinary income dividends totaling $0.1587 per share for Class I and $0.1388 per share for Class R. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, 100% of the long-term capital gain distribution of $0.0866 per share for the Ave Maria Catholic Values Fund and a portion (12.9%) of the ordinary income dividends paid for the Ave Maria Bond Fund may be subject to a maximum tax rate of 15%. As required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2003 calendar year early in 2004.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS OF THE
SCHWARTZ INVESTMENT TRUST
JANUARY 16, 2004 (UNAUDITED)
================================================================================
On January 16, 2004, a Special Meeting of Shareholders of the Schwartz Investment Trust (the Trust), which includes the Funds, was held (1) to elect seven Trustees, and (2) to ratify the selection of Deloitte & Touche LLP as the Trust's independent public accountants. The total number of shares of the Trust present in person or by proxy represented 87.74% of the shares entitled to vote at the meeting. All nominees for Trustee were elected and Deloitte & Touche LLP was ratified as independent public accountants.

The results of the voting to elect the nominees for Trustee were as follows:

--------------------------------------------------------------------------------
                                                            NUMBER OF SHARES
--------------------------------------------------------------------------------
                                                                        WITHHOLD
NOMINEE                                                 AFFIRMATIVE    AUTHORITY
--------------------------------------------------------------------------------
Donald J. Dawson, Jr ............................       15,391,924       4,281
Bowie K. Kuhn ...................................       15,392,656       3,549
Sidney F. McKenna ...............................       15,390,600       5,605
George P. Schwartz ..............................       15,392,698       3,507
Fred A. Erb .....................................       15,390,747       5,458
Peter F. Barry ..................................       15,390,701       5,504
Gregory J. Schwartz .............................       15,388,457       7,748
--------------------------------------------------------------------------------

The results of the voting for or against the ratification of Deloitte & Touche LLP as independent public accountants were as follows:

                                NUMBER OF SHARES
                 ----------------------------------------------
                       FOR           AGAINST         ABSTAIN
                 ----------------------------------------------
                   15,374,906         6,319           14,980

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-726-0753, or on the Securities and Exchange Commissions website at http://www.sec.gov.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                               AVE MARIA CATHOLIC
                                   VALUES FUND

                                    AVE MARIA
                                   GROWTH FUND

                                    AVE MARIA
                                    BOND FUND


                                     [LOGO]


                                  ANNUAL REPORT

                               for the year ended

                                DECEMBER 31, 2003

                                 Ticker Symbols:

                              AVEMX - AVEGX - AVEFX


AVE MARIA MUTUAL FUNDS
series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale, Emeritus
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Thomas S. Monaghan
Michael Novak
Paul R. Roney
Phyllis S. Schlafly
Thomas J. Sullivan

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

PRIMARY SELLING AGENT
Gregory J. Schwartz & Co., Inc.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
180 N. Stetson Ave.
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

ITEM 2.   CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 10(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Sidney F. McKenna. Mr. McKenna is "independent" for purposes of this Item.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $57,750 and $34,250 with respect to the registrant's fiscal years ended December 31, 2003 and 2002, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,000 and $3,500 with respect to the registrant's fiscal years ended December 31, 2003 and 2002, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1)    The audit  committee  has not adopted  pre-approval  policies and
               procedures   described  in  paragraph  (c)(7)  of  Rule  2-01  of
               Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $7,000 and $3,500 with respect to the registrant's fiscal years ended December 31, 2003 and 2002, respectively.

     (h) The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph
          (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(b) Certifications required by Rule 30a-2(b) under the Act (17CFR 270.30a-2(b)):
Attached hereto


Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Schwartz Investment Trust
               -----------------------------------------------------------------

By (Signature and Title)* /s/ George P. Schwartz
                          ------------------------------------------------------
                          George P. Schwartz, President

Date  March 5, 2004
      ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George P. Schwartz
                          ------------------------------------------------------
                          George P. Schwartz, President


Date  March 5, 2004
      ---------------------


By (Signature and Title)* /s/ Timothy S. Schwartz
                          ------------------------------------------------------
                          Timothy S. Schwartz, Treasurer


Date  March 5, 2004
      ---------------------

* Print the name and title of each signing officer under his or her signature.